DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				4 Months Ended
	May 27, 2022 USD ($) shares	Nov. 28, 2020 USD ($) $ / shares shares	Nov. 27, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants					$ 8,900,000
Deferred underwriting fee payable				$ 8,050,000	8,050,000
Cash held outside the Trust Account				$ 1,906,348	1,906,348
Payments for investment of cash in Trust Account					$ 232,300,000
Redemption limit percentage without prior consent				15.00%	15.00%
Redemption limit				100
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Maximum allowed dissolution expenses				$ 100,000
Minimum
Subsidiary, Sale of Stock [Line Items]
Tangible assets				$ 5,000,001	$ 5,000,001
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants | shares	2,300,000
Proceeds from sale of Private Placement Warrants	$ 2,300,000
Condition for future business combination use of proceeds percentage				80.00%	80.00%
Condition for future business combination threshold Percentage Ownership				50.00%	50.00%
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			23,000,000
Purchase price, per unit | $ / shares						$ 10.10
Proceeds from issuance					$ 232,300,000
Transaction Costs				$ 749,253	$ 749,253
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares		$ 1.00
Warrants | shares		8,900,000	8,900,000
Proceeds from sale of Private Placement Warrants		$ 8,900,000	$ 8,900,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			3,000,000
Purchase price, per unit | $ / shares			$ 10.00
Proceeds from issuance			$ 230,000,000